Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	2.09750%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$969,089.88

Principal:
Principal Collections	$16,088,281.77
Prepayments in Full	$8,131,946.75
Liquidation Proceeds	$196,983.42
Recoveries	$90,963.98
Sub Total	$24,508,175.92
Collections	$25,477,265.80

Purchase Amounts:
Purchase Amounts Related to Principal	$232,936.52
Purchase Amounts Related to Interest	$601.78
Sub Total	$233,538.30

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,710,804.10

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	28
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,710,804.10
Servicing Fee	$399,685.49	$399,685.49	$0.00	$0.00	$25,311,118.61
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,311,118.61
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$25,311,118.61
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$25,311,118.61
Interest - Class A-3 Notes	$355,480.61	$355,480.61	$0.00	$0.00	$24,955,638.00
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$24,795,488.08
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,795,488.08
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$24,725,559.33
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,725,559.33
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$24,675,037.16
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,675,037.16
Regular Principal Payment	$22,825,006.41	$22,825,006.41	$0.00	$0.00	$1,850,030.75
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,850,030.75
Residual Released to Depositor	$0.00	$1,850,030.75	$0.00	$0.00	$0.00
Total		$25,710,804.10

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,825,006.41
Total					$22,825,006.41
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,825,006.41	$61.08	$355,480.61	$0.95	$23,180,487.02	$62.03
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$22,825,006.41	$17.54	$636,081.45	$0.49	$23,461,087.86	$18.03

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$252,412,267.49	0.6754409	$229,587,261.08	0.6143625
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$420,232,267.49	0.3229773	$397,407,261.08	0.3054347

Pool Information
Weighted Average APR	2.449%	2.443%
Weighted Average Remaining Term	33.28	32.45
Number of Receivables Outstanding	32,104	31,308
Pool Balance	$479,622,585.56	$454,731,271.18
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$446,397,233.86	$423,429,731.22
Pool Factor	0.3400690	0.3224202

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$31,301,539.96
Targeted Overcollateralization Amount	$57,324,010.10
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$57,324,010.10

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	28
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		72	$241,165.92
(Recoveries)		82	$90,963.98
Net Loss for Current Collection Period			$150,201.94
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3758%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3971%
Second Prior Collection Period			0.3084%
Prior Collection Period			0.6802%
Current Collection Period			0.3858%
Four Month Average (Current and Prior Three Collection Periods)			0.4429%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2425	$10,031,588.27
(Cumulative Recoveries)			$1,866,153.05
Cumulative Net Loss for All Collection Periods			$8,165,435.22
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5790%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,136.74
Average Net Loss for Receivables that have experienced a Realized Loss			$3,367.19

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.60%	380	$7,294,882.19
61-90 Days Delinquent	0.17%	38	$760,254.26
91-120 Days Delinquent	0.06%	13	$290,922.46
Over 120 Days Delinquent	0.05%	12	$247,435.98
Total Delinquent Receivables	1.89%	443	$8,593,494.89

Repossession Inventory:
Repossessed in the Current Collection Period		25	$425,584.71
Total Repossessed Inventory		44	$843,480.78

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1911%
Prior Collection Period			0.1838%
Current Collection Period			0.2012%
Three Month Average			0.1920%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2856%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	September 2019
Payment Date	10/15/2019
Transaction Month	28

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer